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                                                                   April 3, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

         Re:  The Milestone Funds (the "Fund")
              SEC File Nos. 33-81574; 811-8620

Ladies and Gentlemen:

         On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for each of the Financial Shares, Investor Shares, Institutional Shares, Premium Shares and Administrative Shares of the Fund, and the combined Statement of Additional Information, each dated March 30, 2008, do not differ from the Prospectuses and Statement of Additional Information as filed in the Fund's Post-Effective Amendment No. 21 to the Registration Statement, filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on March 25, 2008, accession # 0001133228-08-000230.

         Please address any comments or questions to the attention of the undersigned at (212) 298-1644.


                                                    Very truly yours,

                                                    The Bank of New York


                                                    /s/ Lisa R. Grosswirth
                                                    -------------------------
                                                    Lisa R. Grosswirth

cc:  Marc Pfeffer
     Susan J. Penry-Williams